Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of future minimum commitments under non cancelable agreements	As of December 31, 2025, future minimum commitments under non-cancelable agreements were as follows:

Rental
RMB
2026	7,725